Investments in associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Investments in associates accounted for using equity method	£ 722	£ 464
Held at fair value through profit or loss, Associates	0	0
Associates	722	464
Investments in joint ventures accounted for using equity method	277	317
Held at fair value through profit or loss, Joint ventures	444	437
Joint ventures	721	754
Equity accounted	999	781
Held at fair value through profit or loss	444	437
Total	1,443	1,218
Joint ventures
Disclosure of associates [line items]
Profit/(loss) from continuing operations	35	24
Other comprehensive income/(loss)	5	(6)
Total comprehensive income/(loss) from continuing operations	40	18
Associates
Disclosure of associates [line items]
Profit/(loss) from continuing operations	219	(24)
Other comprehensive income/(loss)	1	(3)
Total comprehensive income/(loss) from continuing operations	220	(27)
Business Growth Fund
Disclosure of associates [line items]
Investments in associates accounted for using equity method	£ 699	£ 441